NOTE 3 SALE OF SUBSIDIARY TO RELATED PARTY	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
NOTE 3 SALE OF SUBSIDIARY TO RELATED PARTY

On September 30, 2011, due to continuing losses and continuing related expenses, the Company sold its wholly owned subsidiary Phoenix Ortho, LLC to a related party of the President. The terms of the sale included taking a Note in the amount of $250,000 carrying a four and a half percent (4.5%) interest rate. The buyer also assumed liabilities of the Company of $69,068. The Note is interest only for one year and paid after that time on a five year amortization. The Note Receivable exceeded the Company’s net assets sold resulting in a gain of approximately $136,000 which was recorded to additional paid in capital. The operating results of Phoenix Ortho, LLC have been separated from the operating results of the Company in the consolidated statements of operations and reported as a gain or loss from discontinued operations. In 2012, the note was deemed uncollectible and written off.